Bank Loans	12 Months Ended
Dec. 31, 2025
Bank Loans [Abstract]
BANK LOANS

14. BANK LOANS

Long-term bank loans

In November 2023, the Group entered into a secured loan agreement with Shanghai Pudong Development Bank, pursuant to which the Group was entitled to borrow a RMB denominated loan of RMB 57,000,000 for interest rate at LPR on January 1st of each year plus 5 BPS and maturity date on November 14, 2026. The Group collateralized such borrowing with long-term time deposits of RMB 63,340,000.

In March 2024, the Group entered into a secured loan agreement with Shanghai Pudong Development Bank, pursuant to which the Group was entitled to borrow a RMB denominated loan of RMB 200,000,000 for interest rate at LPR on January 1st of each year plus 20 BPS and maturity date on March 25, 2027. The Group collateralized such borrowing with long-term time deposits of RMB 222,230,000.

As of December 31, 2025, aggregate loan principal payments on long-term borrowings are due according to the following schedule:

Years ending December 31,	RMB	USD
2026	56,800,000	8,122,292
2027	199,400,000	28,513,821
Total	256,200,000	36,636,113